Concentration - Schedules of Concentrations of Continuing Operations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2025 CNY (¥)	Feb. 28, 2025 USD ($)	Feb. 29, 2024 CNY (¥)	Feb. 28, 2023 CNY (¥)	Feb. 28, 2025 USD ($)
Concentration Risk [Line Items]
Cost of revenue from customer	¥ 203,941	$ 28,003	¥ 79,951	¥ 19,922
Accounts payable	3,746				$ 514
Revenue | Customer Concentration Risk | Customer A
Concentration Risk [Line Items]
Revenues from customer				¥ 7,381
Concentration Risk, Percentage				22.00%
Revenue | Customer Concentration Risk | Major Customers
Concentration Risk [Line Items]
Revenues from customer				¥ 7,381
Concentration Risk, Percentage				22.00%
Accounts Receivable | Customer Concentration Risk | Customer B
Concentration Risk [Line Items]
Accounts Receivable from customer			¥ 927
Concentration Risk, Percentage			29.00%
Accounts Receivable | Customer Concentration Risk | Customer C
Concentration Risk [Line Items]
Accounts Receivable from customer			¥ 662
Concentration Risk, Percentage			20.00%
Accounts Receivable | Customer Concentration Risk | Customer D
Concentration Risk [Line Items]
Accounts Receivable from customer			¥ 387
Concentration Risk, Percentage			12.00%
Accounts Receivable | Customer Concentration Risk | Customer E
Concentration Risk [Line Items]
Accounts Receivable from customer	¥ 438				60
Concentration Risk, Percentage	22.00%	22.00%
Accounts Receivable | Customer Concentration Risk | Customer F
Concentration Risk [Line Items]
Accounts Receivable from customer	¥ 274				38
Concentration Risk, Percentage	13.00%	13.00%
Accounts Receivable | Customer Concentration Risk | Major Customers
Concentration Risk [Line Items]
Accounts Receivable from customer	¥ 712		¥ 1,976		98
Concentration Risk, Percentage	35.00%	35.00%	61.00%
Cost of revenue | Supplier Concentration Risk | Supplier G
Concentration Risk [Line Items]
Cost of revenue from customer	¥ 33,845	$ 4,647
Concentration Risk, Percentage	17.00%	17.00%
Cost of revenue | Supplier Concentration Risk | Major Suppliers
Concentration Risk [Line Items]
Cost of revenue from customer	¥ 33,845	$ 4,647
Concentration Risk, Percentage	17.00%	17.00%
Accounts Payable | Supplier Concentration Risk | Supplier G
Concentration Risk [Line Items]
Accounts payable	¥ 2,136				293
Concentration Risk, Percentage	57.00%	57.00%
Accounts Payable | Supplier Concentration Risk | Supplier H
Concentration Risk [Line Items]
Accounts payable	¥ 796				109
Concentration Risk, Percentage	21.00%	21.00%
Accounts Payable | Supplier Concentration Risk | Major Suppliers
Concentration Risk [Line Items]
Accounts payable	¥ 2,932				$ 402
Concentration Risk, Percentage	78.00%	78.00%